Employee plans - Schedule of Plan Assets at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension Plans | Related Party
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	$ 254.0	$ 227.0
Pension Plans | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	1,383.1	1,817.9	$ 2,440.1
Pension Plans | U.S. Plans | Fair Value
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	1,060.8	1,382.2
Pension Plans | U.S. Plans | Fair Value | Common Stocks
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	258.3	361.5
Pension Plans | U.S. Plans | Fair Value | Equity Securities, Commingled Funds
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	241.7	227.9
Pension Plans | U.S. Plans | Fair Value | U.S. Govt. Securities
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	230.7	289.8
Pension Plans | U.S. Plans | Fair Value | Other Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	145.4	245.1
Pension Plans | U.S. Plans | Fair Value | Debt Securities, Commingled Funds
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	100.1	127.4
Pension Plans | U.S. Plans | Fair Value | Real Estate Investment Trusts
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	34.9	34.6
Pension Plans | U.S. Plans | Fair Value | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	(31.0)	89.9
Pension Plans | U.S. Plans | Fair Value | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	79.5	80.0
Pension Plans | U.S. Plans | Fair Value | Cumulative futures contracts variation margin paid to (received from) brokers
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	14.1	(67.4)
Pension Plans | U.S. Plans | Fair Value | Cash
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	2.4	1.6
Pension Plans | U.S. Plans | Fair Value | Receivables
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	9.1	10.8
Pension Plans | U.S. Plans | Fair Value | Payables
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	(24.4)	(19.0)
Pension Plans | U.S. Plans | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	509.2	679.1
Pension Plans | U.S. Plans | Level 1 | Common Stocks
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	258.3	360.6
Pension Plans | U.S. Plans | Level 1 | U.S. Govt. Securities
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	230.7	289.8
Pension Plans | U.S. Plans | Level 1 | Real Estate Investment Trusts
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	34.9	34.6
Pension Plans | U.S. Plans | Level 1 | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	(15.9)	68.1
Pension Plans | U.S. Plans | Level 1 | Cumulative futures contracts variation margin paid to (received from) brokers
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	14.1	(67.4)
Pension Plans | U.S. Plans | Level 1 | Cash
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	2.4	1.6
Pension Plans | U.S. Plans | Level 1 | Receivables
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	9.1	10.8
Pension Plans | U.S. Plans | Level 1 | Payables
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	(24.4)	(19.0)
Pension Plans | U.S. Plans | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	551.6	703.1
Pension Plans | U.S. Plans | Level 2 | Common Stocks
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0.0	0.9
Pension Plans | U.S. Plans | Level 2 | Equity Securities, Commingled Funds
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	241.7	227.9
Pension Plans | U.S. Plans | Level 2 | Other Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	145.4	245.1
Pension Plans | U.S. Plans | Level 2 | Debt Securities, Commingled Funds
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	100.1	127.4
Pension Plans | U.S. Plans | Level 2 | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	(15.1)	21.8
Pension Plans | U.S. Plans | Level 2 | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	79.5	80.0
Pension Plans | U.S. Plans | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0.0	0.0
Pension Plans | U.S. Plans | Level 3 | Common Stocks
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0.0	0.0
Pension Plans | U.S. Plans | Plan assets measured using NAV as a practical expedient
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	322.3	435.7
Pension Plans | U.S. Plans | Plan assets measured using NAV as a practical expedient | Debt Securities, Commingled Funds
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	91.7	102.3
Pension Plans | U.S. Plans | Plan assets measured using NAV as a practical expedient | Other, Commingled Funds
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	66.0	96.8
Pension Plans | U.S. Plans | Plan assets measured using NAV as a practical expedient | Private Real Estate
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	115.9	188.9
Pension Plans | U.S. Plans | Plan assets measured using NAV as a practical expedient | Private Equity
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	48.7	47.7
Pension Plans | International Plans
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	1,321.5	1,486.2	1,444.3
Pension Plans | International Plans | Fair Value
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	758.8	946.7
Pension Plans | International Plans | Fair Value | Common Stocks
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0.3	0.0
Pension Plans | International Plans | Fair Value | Other Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	246.0	360.3
Pension Plans | International Plans | Fair Value | Insurance Contracts
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	456.8	510.6
Pension Plans | International Plans | Fair Value | Debt Securities, Commingled Funds
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	12.1	16.1
Pension Plans | International Plans | Fair Value | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	(28.3)	(3.4)
Pension Plans | International Plans | Fair Value | Other, Commingled Funds
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	13.6	13.2
Pension Plans | International Plans | Fair Value | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	14.9	12.0
Pension Plans | International Plans | Fair Value | Cash
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	43.4	37.9
Pension Plans | International Plans | Fair Value | Receivables
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0.0	0.0
Pension Plans | International Plans | Fair Value | Payables
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0.0	0.0
Pension Plans | International Plans | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	43.7	37.9
Pension Plans | International Plans | Level 1 | Common Stocks
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0.3	0.0
Pension Plans | International Plans | Level 1 | Cash
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	43.4	37.9
Pension Plans | International Plans | Level 1 | Receivables
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0.0	0.0
Pension Plans | International Plans | Level 1 | Payables
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0.0	0.0
Pension Plans | International Plans | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	258.3	398.2
Pension Plans | International Plans | Level 2 | Common Stocks
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0.0	0.0
Pension Plans | International Plans | Level 2 | Other Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	246.0	360.3
Pension Plans | International Plans | Level 2 | Debt Securities, Commingled Funds
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	12.1	16.1
Pension Plans | International Plans | Level 2 | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	(28.3)	(3.4)
Pension Plans | International Plans | Level 2 | Other, Commingled Funds
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	13.6	13.2
Pension Plans | International Plans | Level 2 | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	14.9	12.0
Pension Plans | International Plans | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	456.8	510.6
Pension Plans | International Plans | Level 3 | Common Stocks
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0.0	0.0
Pension Plans | International Plans | Level 3 | Insurance Contracts
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	456.8	510.6	100.3
Pension Plans | International Plans | Plan assets measured using NAV as a practical expedient
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	562.7	539.5
Pension Plans | International Plans | Plan assets measured using NAV as a practical expedient | Debt Securities, Commingled Funds
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	172.4	191.4
Pension Plans | International Plans | Plan assets measured using NAV as a practical expedient | Other, Commingled Funds
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	390.3	348.1
Pension Plans | International Plans | Plan assets measured using NAV as a practical expedient | Private Real Estate
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets		0.0
Pension Plans | International Plans | Plan assets measured using NAV as a practical expedient | Private Equity
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets		0.0
Other Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	3.1	3.2	5.2
Other Postretirement Plans | U.S. Plans | Insurance Contracts
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	3.1	3.2
Other Postretirement Plans | U.S. Plans | Level 3 | Insurance Contracts
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	$ 3.1	$ 3.2	$ 5.2